Quarterly Holdings Report
for
Fidelity® Environment and Alternative Energy Fund
November 30, 2023
ENV-NPRT3-0124
1.810704.119
Common Stocks - 99.6%
	Shares	Value ($)
Aerospace & Defense - 0.9%
Aerospace & Defense - 0.9%
BWX Technologies, Inc.	17,430	1,360,063
Woodward, Inc.	21,670	2,929,351
		4,289,414
Automobiles - 6.3%
Automobile Manufacturers - 6.3%
Tesla, Inc. (a)	129,020	30,975,122
Building Products - 4.6%
Building Products - 4.6%
Owens Corning	29,760	4,034,861
The AZEK Co., Inc. (a)	111,950	3,861,156
Trane Technologies PLC	66,050	14,888,331
		22,784,348
Chemicals - 9.8%
Commodity Chemicals - 0.2%
PureCycle Technologies, Inc. (a)(b)	225,910	912,676
Diversified Chemicals - 0.6%
The Chemours Co. LLC	103,770	2,846,411
Industrial Gases - 8.5%
Linde PLC	101,760	42,105,235
Specialty Chemicals - 0.5%
Aspen Aerogels, Inc. (a)(b)	256,510	2,688,225
TOTAL CHEMICALS		48,552,547
Commercial Services & Supplies - 4.7%
Environmental & Facilities Services - 4.7%
Clean Harbors, Inc. (a)	9,040	1,461,406
Republic Services, Inc.	90,820	14,698,309
Tetra Tech, Inc.	22,710	3,591,587
Veralto Corp.	45,056	3,480,576
		23,231,878
Communications Equipment - 2.8%
Communications Equipment - 2.8%
Arista Networks, Inc. (a)	63,010	13,843,927
Construction & Engineering - 2.0%
Construction & Engineering - 2.0%
AECOM	54,210	4,817,101
Quanta Services, Inc.	25,970	4,890,411
		9,707,512
Containers & Packaging - 1.9%
Metal, Glass & Plastic Containers - 1.9%
Ball Corp.	170,050	9,402,065
Electric Utilities - 4.8%
Electric Utilities - 4.8%
Kansai Electric Power Co., Inc.	447,530	5,949,559
PG&E Corp.	607,280	10,426,998
Southern Co.	104,300	7,403,214
		23,779,771
Electrical Equipment - 8.0%
Electrical Components & Equipment - 6.9%
Array Technologies, Inc. (a)(b)	163,010	2,521,765
Eaton Corp. PLC	100,730	22,935,214
Fluence Energy, Inc. (a)(b)	101,170	2,537,344
Sunrun, Inc. (a)(b)	128,440	1,656,876
Vertiv Holdings Co.	106,320	4,641,931
		34,293,130
Heavy Electrical Equipment - 1.1%
Vestas Wind Systems A/S (a)	194,740	5,384,687
TOTAL ELECTRICAL EQUIPMENT		39,677,817
Electronic Equipment, Instruments & Components - 0.6%
Electronic Components - 0.6%
Coherent Corp. (a)	86,100	3,167,619
Energy Equipment & Services - 0.9%
Oil & Gas Equipment & Services - 0.9%
Baker Hughes Co. Class A	137,030	4,624,763
Equity Real Estate Investment Trusts (REITs) - 4.2%
Industrial REITs - 4.2%
Prologis (REIT), Inc.	180,820	20,781,643
Ground Transportation - 4.7%
Rail Transportation - 4.7%
Union Pacific Corp.	102,730	23,141,987
Independent Power and Renewable Electricity Producers - 2.2%
Independent Power Producers & Energy Traders - 2.2%
RWE AG	214,500	9,192,236
The AES Corp.	82,930	1,427,225
		10,619,461
IT Services - 7.0%
IT Consulting & Other Services - 7.0%
Amdocs Ltd.	58,750	4,921,488
IBM Corp.	186,170	29,519,115
		34,440,603
Life Sciences Tools & Services - 6.5%
Life Sciences Tools & Services - 6.5%
Agilent Technologies, Inc.	24,600	3,143,880
Danaher Corp.	129,800	28,985,638
		32,129,518
Machinery - 4.3%
Agricultural & Farm Machinery - 0.7%
Deere & Co.	9,290	3,385,369
Construction Machinery & Heavy Transportation Equipment - 2.2%
Cummins, Inc.	48,332	10,834,101
Industrial Machinery & Supplies & Components - 1.4%
Parker Hannifin Corp.	9,830	4,258,159
Timken Co.	36,100	2,613,640
		6,871,799
TOTAL MACHINERY		21,091,269
Oil, Gas & Consumable Fuels - 0.6%
Oil & Gas Refining & Marketing - 0.6%
Neste OYJ	72,720	2,760,952
Professional Services - 1.6%
Research & Consulting Services - 1.6%
KBR, Inc.	152,440	7,876,575
Semiconductors & Semiconductor Equipment - 6.6%
Semiconductor Materials & Equipment - 0.3%
Enphase Energy, Inc. (a)	10,000	1,010,200
SolarEdge Technologies, Inc. (a)	3,750	297,675
		1,307,875
Semiconductors - 6.3%
Analog Devices, Inc.	42,070	7,714,797
First Solar, Inc. (a)	34,820	5,493,900
NXP Semiconductors NV	55,960	11,420,317
ON Semiconductor Corp. (a)	90,040	6,422,553
		31,051,567
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		32,359,442
Software - 14.6%
Systems Software - 14.6%
Microsoft Corp.	189,480	71,795,861
TOTAL COMMON STOCKS (Cost $386,318,460)		491,034,094

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Components - 0.0%
CelLink Corp. Series D (a)(c)(d) (Cost $295,699)	14,200	141,290

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	989,218	989,416
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	8,833,892	8,834,775
TOTAL MONEY MARKET FUNDS (Cost $9,824,191)		9,824,191

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $396,438,350)	500,999,575
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(8,067,284)
NET ASSETS - 100.0%	492,932,291

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $141,290 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	295,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	480,638	48,056,194	47,547,416	68,027	-	-	989,416	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	5,110,325	69,072,472	65,348,022	43,786	-	-	8,834,775	0.0%
Total	5,590,963	117,128,666	112,895,438	111,813	-	-	9,824,191

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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